Provisions and other liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions and other liabilities [line items]
Total provision	$ 16,292	$ 21,603
Change in estimates	1,028
Amounts charged against provisions	$ 2,034
Reasonably possible change in the discount rate	1.20%
Effects of change in the discount rate	$ (5,132)
BM-S-8 [Member]
Disclosure of other provisions and other liabilities [line items]
Amounts charged against provisions	1,050
BM-S-8 [Member] | Increase in discount rate [member]
Disclosure of other provisions and other liabilities [line items]
Effects of change in the discount rate	(1,705)
BM-S-8 [Member] | Decrease in discount rate [member]
Disclosure of other provisions and other liabilities [line items]
Effects of change in the discount rate	2,190
Asset retirement obligations [member]
Disclosure of other provisions and other liabilities [line items]
Reduction in obligations	(5,683)
Total provision	11,734	$ 17,417
Change in estimates	(255)
Amounts charged against provisions	204
Effects of change in the discount rate	(4,920)
SDFI liability [member]
Disclosure of other provisions and other liabilities [line items]
Change in estimates	$ 791